                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

 Investment Company Act file number:                                    811-750

 Exact name of registrant as specified in charter:                      Delaware Group Equity Funds II

 Address of principal executive offices:                                2005 Market Street
                                                                        Philadelphia, PA 19103

 Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                        2005 Market Street
                                                                        Philadelphia, PA 19103

 Registrant's telephone number, including area code:                    (800) 523-1918

 Date of fiscal year end:                                               November 30

 Date of reporting period:                                              May 31, 2005

Item 1.  Reports to Stockholders

                                             DELAWARE
                                             INVESTMENTS(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group



VALUE-EQUITY










SEMIANNUAL REPORT MAY 31, 2005
--------------------------------------------------------------------------------
                          DELAWARE LARGE CAP VALUE FUND







[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS
-------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-------------------------------------------------------------------
SECTOR ALLOCATION                                               2
-------------------------------------------------------------------
FINANCIAL STATEMENTS:
   Statement of Net Assets                                      3

   Statement of Operations                                      5

   Statements of Changes in Net Assets                          6

   Financial Highlights                                         7

   Notes to Financial Statements                               12
-------------------------------------------------------------------
OTHER FUND INFORMATION                                         15
-------------------------------------------------------------------





    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                       For the Period December 1, 2004 to May 31, 2005
  OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE LARGE CAP VALUE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                      Expenses
                                                           Beginning    Ending                      Paid During
                                                            Account     Account        Annualized      Period
                                                             Value       Value          Expense      12/1/04 to
                                                            12/1/04     5/31/05          Ratio        5/31/05*
----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,018.10         1.12%          $5.64
Class B                                                     1,000.00    1,014.40         1.86%           9.34
Class C                                                     1,000.00    1,014.30         1.86%           9.34
Class R                                                     1,000.00    1,016.20         1.46%           7.34
Institutional Class                                         1,000.00    1,018.70         0.86%           4.33
----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,019.35         1.12%          $5.64
Class B                                                     1,000.00    1,015.66         1.86%           9.35
Class C                                                     1,000.00    1,015.66         1.86%           9.35
Class R                                                     1,000.00    1,017.65         1.46%           7.34
Institutional Class                                         1,000.00    1,020.64         0.86%           4.33
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                             As of May 31, 2005
  DELAWARE LARGE CAP VALUE FUND


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.79%
------------------------------------------------------------------------
Consumer Discretionary                                          5.30%
Consumer Staples                                               11.52%
Energy                                                          8.75%
Financials                                                     25.29%
Health Care                                                    18.23%
Industrials                                                     6.34%
Information Technology                                          8.97%
Materials                                                       2.79%
Telecommunications                                              6.22%
Utilities                                                       6.38%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.28%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL                               100.07%
------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                   6.79%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              106.86%
------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL             (6.79)%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.07)%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                                   DELAWARE LARGE CAP VALUE FUND
STATEMENT                                          May 31, 2005 (Unaudited)
  OF NET ASSETS

                                                 Number of         Market
                                                   Shares          Value

COMMON STOCK - 99.79%
Consumer Discretionary - 5.30%
 *Limited Brands                                 1,862,800      $ 38,317,796
 *Mattel                                         2,108,500        38,332,530
                                                                ------------
                                                                  76,650,326
                                                                ------------
Consumer Staples - 11.52%
  Archer-Daniels-Midland                         1,814,000        36,007,900
 *ConAgra Foods                                  1,678,500        43,892,775
 Kimberly-Clark                                    680,200        43,757,266
 *Safeway                                        1,951,400        42,950,314
                                                                ------------
                                                                 166,608,255
                                                                ------------
Energy - 8.75%
 *Chevron                                          759,600        40,851,288
  ConocoPhillips                                   402,500        43,405,600
  Exxon Mobil                                      751,880        42,255,656
                                                                ------------
                                                                 126,512,544
                                                                ------------
Financials - 25.29%
  Allstate                                         756,500        44,028,300
 *Aon                                            1,941,200        48,394,116
  Chubb                                            565,900        47,665,757
  Hartford Financial Services                      642,600        48,060,054
 *Huntington Bancshares                          1,934,400        45,110,208
  Morgan Stanley                                   836,300        40,945,248
 *Wachovia                                         881,200        44,720,900
 *Washington Mutual                              1,132,700        46,780,510
                                                                ------------
                                                                 365,705,093
                                                                ------------
Health Care - 18.23%
  Abbott Laboratories                              930,100        44,868,024
  Baxter International                           1,140,400        42,080,760
 *Bristol-Myers Squibb                           1,767,600        44,826,336
 *Merck                                          1,340,200        43,476,088
  Pfizer                                         1,688,085        47,097,571
 *Wyeth                                            954,200        41,383,654
                                                                ------------
                                                                 263,732,433
                                                                ------------
Industrials - 6.34%
  Boeing                                           762,100        48,698,190
 *Union Pacific                                    643,300        43,075,368
                                                                ------------
                                                                  91,773,558
                                                                ------------
Information Technology - 8.97%
 *Hewlett-Packard                                2,059,000        46,348,090
  International Business Machines                  577,300        43,615,015
*+Xerox                                          2,926,500        39,712,605
                                                                ------------
                                                                 129,675,710
                                                                ------------
Materials - 2.79%
  Weyerhaeuser                                     628,500        40,318,275
                                                                ------------
                                                                  40,318,275
                                                                ------------
Telecommunications - 6.22%
  SBC Communications                             1,901,500        44,457,070
  Verizon Communications                         1,285,000        45,463,300
                                                                ------------
                                                                  89,920,370
                                                                ------------

                                                  Number of        Market
                                                   Shares          Value

COMMON STOCK (continued)
Utilities - 6.38%
 *Energy East                                     1,720,200     $   48,165,600
 *FPL Group                                       1,085,100         44,109,315
                                                                --------------
                                                                    92,274,915
                                                                --------------
TOTAL COMMON STOCK (cost $1,415,317,216)                         1,443,171,479
                                                                --------------

                                                  Principal
                                                   Amount

REPURCHASE AGREEMENTS - 0.28%
  With BNP Paribas 2.95% 6/1/05
    (dated 5/31/05, to be repurchased
    at $2,323,190, collateralized by
    $340,000 U.S. Treasury Bills due
    9/29/05, market value $336,382,
    $288,000 U.S. Treasury Bills due
    10/20/05, market value $284,445,
    $517,000 U.S. Treasury Bills due
    11/17/05, market value $509,669,
    $331,000 U.S. Treasury Notes 2.38%
    due 8/15/06, market value $328,649,
    $510,000 U.S. Treasury Notes 6.50%
    due 8/15/05, market value $523,337,
    and $364,000 U.S. Treasury Notes
    7.00% due 7/15/06, market
    value $387,454)                              $2,323,000          2,323,000
  With UBS Warburg 2.95% 6/1/05
    (dated 5/31/05, to be repurchased
    at $1,669,137, collateralized by
    $1,720,000 U.S. Treasury Notes
    2.50% due 5/31/06, market value
    $1,704,605)                                   1,669,000          1,669,000
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (cost $3,992,000)                                                  3,992,000
                                                                --------------

TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 100.07%
  (cost $1,419,309,216)                                          1,447,163,479
                                                                --------------
SECURITIES LENDING COLLATERAL** - 6.79%
Short-Term Investments
  Abbey National 3.13% 1/13/06                    2,086,881          2,086,881
  Australia New Zealand 3.08% 6/23/06             2,818,949          2,818,949
  Bank of New York 3.06% 4/4/06                   2,255,160          2,255,160
  Bank of the West 3.06% 3/2/06                   2,819,510          2,818,949
  Barclays London 3.10% 7/21/05                   2,819,031          2,818,985
  Barclays New York 3.12% 6/1/05                    281,848            281,848
  Bayerische Landesbank
    3.08% 6/30/06                                 2,818,338          2,818,949
  Bear Stearns
    3.14% 1/17/06                                   563,773            564,077
    3.15% 11/30/05                                2,817,529          2,818,950
  Beta Finance 3.08% 4/18/06                      2,819,188          2,818,668
  Citigroup Global Markets
    3.10% 6/1/05                                 22,582,838         22,582,838
    3.13% 6/7/05                                  3,044,465          3,044,465
  Credit Swiss First Boston New York
    3.07% 4/18/06                                 3,044,465          3,044,465
    3.10% 12/29/05                                  591,849            592,014

STATEMENT                                          DELAWARE LARGE CAP VALUE FUND
  OF NET ASSETS (CONTINUED)

                                                 Principal         Market
                                                   Amount          Value

SECURITIES LENDING COLLATERAL** (continued)
Short-Term Investments (continued)
  Deutsche Bank 3.10% 7/11/05                    $2,255,181     $    2,255,160
  Goldman Sachs 3.20% 5/31//06                    3,100,534          3,100,844
  Lehman Holdings 3.14% 12/23/05                  2,819,439          2,821,488
  Marshall & Ilsley Bank 3.05% 12/29/05           2,819,165          2,819,077
  Merrill Lynch Mortgage Capital
    3.16% 7/12/05                                 2,818,949          2,818,949
  Morgan Stanley
    3.21% 6/30/06                                   563,240            563,790
    3.24% 5/1/06                                    281,726            281,895
  National City Bank Cleveland
    3.06% 1/23/06                                 3,213,998          3,213,776
  Pfizer 3.05% 6/30/06                            2,706,192          2,706,192
  Proctor & Gamble 2.93% 6/30/06                  2,818,950          2,818,950
  Royal Bank of Canada 3.05% 6/27/05              2,818,873          2,818,873
  Royal Bank of Scotland 3.06% 6/30/06            2,818,644          2,818,950
  Sigma Finance 3.06% 9/30/05                     2,649,838          2,649,540
  Societe Generale New York
    3.06% 6/14/05                                 2,546,309          2,546,205
  Sun Trust Bank 3.08% 8/5/05                     1,409,397          1,409,397
  Wal Mart Stores 3.03% 6/21/05                   3,370,834          3,365,204
  Washington Mutual Bank
    3.10% 7/8/05                                  2,818,898          2,818,950
  Wells Fargo 3.06% 6/30/06                       2,818,950          2,818,950
  Wilmington Trust Company
    2.96% 6/3/05                                  2,255,951          2,255,947
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $98,267,335)                                                98,267,335
                                                                --------------

TOTAL MARKET VALUE OF SECURITIES - 106.86%
  (cost $1,517,576,551)                                          1,545,430,814
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (6.79%)**                                           (98,267,335)
LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS - (0.07%)                                                    (941,785)
                                                                --------------
NET ASSETS APPLICABLE TO 79,491,572 SHARES
OUTSTANDING - 100.00%                                           $1,446,221,694
                                                                ==============

Net Asset Value - Delaware Large Cap Value Fund Class A
  ($1,201,484,132 / 65,991,060 Shares)                                  $18.21
                                                                        ------
Net Asset Value - Delaware Large Cap Value Fund Class B
  ($159,611,518 / 8,823,946 Shares)                                     $18.09
                                                                        ------
Net Asset Value - Delaware Large Cap Value Fund Class C
  ($38,587,702 / 2,120,102 Shares)                                      $18.20
                                                                        ------
Net Asset Value - Delaware Large Cap Value Fund Class R
  ($1,307,344 / 71,878 Shares)                                          $18.19
                                                                        ------
Net Asset Value - Delaware Large Cap Value Fund
  Institutional Class
  ($45,230,998 / 2,484,586 Shares)                                      $18.20
                                                                        ------

COMPONENTS OF NET ASSETS AT MAY 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                            $1,369,322,277
Undistributed net investment income                                  5,806,196
Accumulated net realized gain on investments                        43,238,958
Net unrealized appreciation of investments                          27,854,263
                                                                --------------
Total net assets                                                $1,446,221,694
                                                                ==============

  *Fully or partially on loan.

 **See Note 8 in "Notes to Financial Statements."

(C)Includes $96,233,151 of securities loaned.

  +Non-income producing security for the period ended May 31, 2005.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
DELAWARE LARGE CAP VALUE FUND
Net asset value Class A (A)                                             $18.21
Sales charge (5.75% of offering price) (B)                                1.11
                                                                        ------
Offering price                                                          $19.32
                                                                        ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

                                                   DELAWARE LARGE CAP VALUE FUND
STATEMENT                              Six Months Ended May 31, 2005 (Unaudited)
  OF OPERATIONS

INVESTMENT INCOME:
  Dividends                                                                               $17,416,386
  Interest                                                                                    364,611
  Securities lending income                                                                    84,121
  Foreign tax withheld                                                                        (91,015)       $  17,774,103
                                                                                          -----------        -------------

EXPENSES:
  Management fees                                                                           4,497,964
  Distribution expenses -- Class A                                                          1,639,777
  Distribution expenses -- Class B                                                            862,613
  Distribution expenses -- Class C                                                            204,089
  Distribution expenses -- Class R 3,814
  Dividend disbursing and transfer agent fees and expenses                                  1,201,123
  Accounting and administration expenses                                                      236,206
  Legal and professional fees                                                                 104,783
  Reports and statements to shareholders                                                       93,573
  Insurance fees                                                                               93,062
  Registration fees                                                                            89,600
  Tax                                                                                          44,533
  Trustees' fees                                                                               38,801
  Custodian fees                                                                               25,504
  Pricing fees                                                                                    176
  Other                                                                                         8,054            9,143,672
                                                                                          -----------
Less expense paid indirectly                                                                                       (10,804)
                                                                                                             -------------
Total expenses                                                                                                   9,132,868
                                                                                                             -------------
NET INVESTMENT INCOME                                                                                            8,641,235
                                                                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
 Net realized gain (loss) on:
  Investments                                                                                                  192,654,701
  Foreign currencies                                                                                                (6,790)
                                                                                                             -------------
 Net realized gain                                                                                             192,647,911
 Net change in unrealized appreciation/depreciation of investments                                            (173,699,033)
                                                                                                             -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                          18,948,878
                                                                                                             -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $  27,590,113
                                                                                                             =============

See accompanying notes

STATEMENTS                                         DELAWARE LARGE CAP VALUE FUND
  OF CHANGES IN NET ASSETS

                                                                                            Six Months           Year
                                                                                               Ended             Ended
                                                                                              5/31/05          11/30/04
                                                                                            (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                   $    8,641,235     $   15,810,553
  Net realized gain on investments and foreign currencies                                    192,647,911        117,707,627
  Net change in unrealized appreciation/depreciation of investments                         (173,699,033)        20,658,996
                                                                                          --------------     --------------
  Net increase in net assets resulting from operations                                        27,590,113        154,177,176
                                                                                          --------------     --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                   (9,087,077)       (12,973,202)
    Class B                                                                                     (623,394)          (469,649)
    Class C                                                                                     (146,744)           (89,784)
    Class R                                                                                       (6,642)            (7,991)
    Institutional Class                                                                         (372,473)        (1,000,853)

  Net realized gain on investments:
    Class A                                                                                   (1,079,756)                --
    Class B                                                                                     (146,439)                --
    Class C                                                                                      (34,851)                --
    Class R                                                                                       (1,113)                --
    Institutional Class                                                                          (39,263)                --
                                                                                          --------------     --------------
                                                                                             (11,537,752)       (14,541,479)
                                                                                          --------------     --------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                   25,802,901         86,001,134
    Class B                                                                                    4,351,227         11,601,777
    Class C                                                                                    3,079,314         15,236,218
    Class R                                                                                      116,341            625,931
    Institutional Class                                                                        5,336,308         29,018,913

  Net assets from merger(1):
    Class A                                                                                           --        354,886,323
    Class B                                                                                           --        129,663,370
    Class C                                                                                           --         21,894,855
    Institutional Class                                                                               --         35,905,405

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                    8,968,258         11,225,537
    Class B                                                                                      689,713            413,644
    Class C                                                                                      170,998             82,376
    Class R                                                                                        7,747              7,970
    Institutional Class                                                                          411,735          1,000,814
                                                                                          --------------     --------------
                                                                                              48,934,542        697,564,267
                                                                                          --------------     --------------

  Cost of shares repurchased:
    Class A                                                                                  (99,707,706)      (208,444,090)
    Class B                                                                                  (31,694,994)       (45,760,130)
    Class C                                                                                   (7,501,531)       (11,482,846)
    Class R                                                                                      (62,994)          (140,920)
    Institutional Class                                                                      (43,296,251)       (36,609,549)
                                                                                          --------------     --------------
                                                                                            (182,263,476)      (302,437,535)
                                                                                          --------------     --------------

Increase (Decrease) in net assets derived from capital share transactions                   (133,328,934)       395,126,732
                                                                                          --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                       (117,276,573)       534,762,429

NET ASSETS:
  Beginning of period                                                                      1,563,498,267      1,028,735,838
                                                                                          --------------     --------------
  End of period (including undistributed net investment income of $5,806,196 and
    $7,408,081, respectively)                                                             $1,446,221,694     $1,563,498,267
                                                                                          ==============     ==============

(1) See Note #6 in "Notes to Financial Statements."

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            -----------------------------------------------------------------------
                                                                               Delaware Large Cap Value Fund Class A
                                                            -----------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $18.030     $16.240      $14.320     $16.730      $16.770     $17.200

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.114       0.204        0.205       0.170        0.182       0.370
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.214       1.802        1.835      (2.381)      (0.062)      0.050
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.328       2.006        2.040      (2.211)       0.120       0.420
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.132)     (0.216)      (0.120)     (0.199)      (0.160)     (0.378)
Net realized gain on investments                               (0.016)         --           --          --           --      (0.472)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.148)     (0.216)      (0.120)     (0.199)      (0.160)     (0.850)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $18.210     $18.030      $16.240     $14.320      $16.730     $16.770
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 1.81%      12.44%       14.34%     (13.34%)       0.75%       2.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $1,201,484  $1,253,876     $895,108    $870,132   $1,132,147  $1,258,738
Ratio of expenses to average net assets                         1.12%       1.15%        1.20%       1.11%        1.07%       1.12%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        1.12%       1.16%        1.20%       1.11%        1.07%       1.12%
Ratio of net investment income to average net assets            1.25%       1.18%        1.40%       1.10%        1.06%       2.30%
Ratio of net investment income to average net assets prior
  to expense limitation and expense paid indirectly             1.25%       1.17%        1.40%       1.10%        1.06%       2.30%
Portfolio turnover                                               192%         70%          77%         99%         111%         77%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             ----------------------------------------------------------------------
                                                                             Delaware Large Cap Value Fund Class B
                                                             ----------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $17.910     $16.150      $14.240     $16.630      $16.690     $17.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.047       0.077        0.096       0.054        0.054       0.248
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.212       1.789        1.821      (2.364)      (0.063)      0.059
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.259       1.866        1.917      (2.310)      (0.009)      0.307
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.063)     (0.106)      (0.007)     (0.080)      (0.051)     (0.265)
Net realized gain on investments                               (0.016)         --           --          --           --      (0.472)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.079)     (0.106)      (0.007)     (0.080)      (0.051)     (0.737)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $18.090     $17.910      $16.150     $14.240      $16.630     $16.690
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 1.44%      11.60%       13.47%     (13.96%)      (0.05%)      2.01%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $159,612    $184,203      $74,019     $75,707     $100,419     $99,266
Ratio of expenses to average net assets                         1.86%       1.89%        1.94%       1.86%        1.82%       1.88%
Ratio of net investment income to average net assets            0.51%       0.44%        0.66%       0.35%        0.31%       1.54%
Portfolio turnover                                               192%         70%          77%         99%         111%         77%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            -----------------------------------------------------------------------
                                                                             Delaware Large Cap Value Fund Class C
                                                            -----------------------------------------------------------------------
                                                             Six Months
                                                              Ended                              Year Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $18.020     $16.250      $14.320     $16.730      $16.780     $17.220

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.047       0.076        0.095       0.054        0.053       0.247
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.212       1.800        1.842      (2.384)      (0.052)      0.050
                                                              -------     -------      -------     --------     -------     -------
Total from investment operations                                0.259       1.876        1.937      (2.330)       0.001       0.297
                                                              -------     -------      -------     --------     -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.063)     (0.106)      (0.007)     (0.080)      (0.051)     (0.265)
Net realized gain on investments                               (0.016)         --           --          --           --      (0.472)
Total dividends and distributions                              (0.079)     (0.106)      (0.007)     (0.080)      (0.051)     (0.737)
                                                              -------     -------      -------     --------     -------     -------
NET ASSET VALUE, END OF PERIOD                                $18.200     $18.020      $16.250     $14.320      $16.730     $16.780
                                                              =======     =======      =======     =======      =======     =======
TOTAL RETURN(3)                                                 1.43%      11.59%       13.53%     (14.00%)       0.02%       1.94%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $38,588     $42,371      $13,764     $11,098      $13,442     $11,372
Ratio of expenses to average net assets                         1.86%       1.89%        1.94%       1.86%        1.82%       1.88%
Ratio of net investment income to average net assets            0.51%       0.44%        0.66%       0.35%        0.31%       1.54%
Portfolio turnover                                               192%         70%          77%         99%         111%         77%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            --------------------------------------
                                                            Delaware Large Cap Value Fund Class R
                                                            --------------------------------------
                                                              Six Months     Year     6/02/03(1)
                                                                Ended        Ended        to
                                                              5/31/05(2)   11/30/04    11/30/03
                                                             (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $18.010     $16.230      $15.150

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                         0.083       0.145        0.072
Net realized and unrealized gain on investments and
  foreign currencies                                             0.210       1.809        1.063
                                                               -------     -------      -------
Total from investment operations                                 0.293       1.954        1.135
                                                               -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                           (0.097)     (0.174)      (0.055)
Net realized gain on investments                                (0.016)         --           --
                                                               -------     -------      -------
Total dividends and distributions                               (0.113)     (0.174)      (0.055)
                                                               -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                 $18.190     $18.010      $16.230
                                                               =======     =======      =======

TOTAL RETURN(4)                                                  1.62%      12.11%        7.51%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                         $1,307      $1,234         $654
Ratio of expenses to average net assets                          1.46%       1.49%        1.54%
Ratio of net investment income to average net assets             0.91%       0.84%        0.91%
Portfolio turnover                                                192%         70%          77%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                            -----------------------------------------------------------------------
                                                                          Delaware Large Cap Value Fund Institutional Class
                                                            -----------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $18.030     $16.240      $14.320     $16.730      $16.770     $17.200

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.138       0.248        0.242       0.209        0.224       0.408
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.201       1.805        1.835      (2.380)      (0.065)      0.054
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.339       2.053        2.077      (2.171)       0.159       0.462
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.153)     (0.263)      (0.157)     (0.239)      (0.199)     (0.420)
Net realized gain on investments                               (0.016)         --           --          --           --      (0.472)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.169)     (0.263)      (0.157)     (0.239)      (0.199)     (0.892)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $18.200     $18.030      $16.240     $14.320      $16.730     $16.770
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 1.87%      12.75%       14.64%     (13.11%)       1.00%       2.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $45,231     $81,814      $45,191     $32,928      $48,192     $52,020
Ratio of expenses to average net assets                         0.86%       0.89%        0.94%       0.86%        0.82%       0.88%
Ratio of net investment income to average net assets            1.51%       1.44%        1.66%       1.35%        1.31%       2.54%
Portfolio turnover                                               192%         70%          77%         99%         111%         77%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

NOTES                                             DELAWARE LARGE CAP VALUE FUND
   TO FINANCIAL STATEMENTS                        May 31, 2005 (Unaudited)

Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Value Fund (formerly Delaware Diversified Value Fund) and Delaware Large Cap Value Fund (formerly Delaware Decatur Equity Income Fund). These financial statements and related notes pertain to the Delaware Large Cap Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek total return.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2005 were approximately $10,804. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER
   TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

For the period March 27, 2004 through March 26, 2005, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, did not exceed 0.91% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and 0.30% of the average daily net assets representing share that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fee at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates describes above. For the period March 27, 2004 through March 26, 2005, DDLP had contracted to waive distribution and service fees in order to prevent distribution and service fees of Class A shares from exceeding 0.26% of average daily net assets. This contractual waiver is applied to the shares of the Fund that were acquired on or after May 2, 1994 in calculating the applicable 12b-1 fee rate.

NOTES                                             DELAWARE LARGE CAP VALUE FUND
   TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER
   TRANSACTIONS WITH AFFILIATES (CONTINUED)

At May 31, 2005, the Fund had liabilities payable to affiliates as follows:

   Investment management fee payable to DMC               $740,628
   Dividend disbursing, transfer agent, accounting
      and administration fees and other expenses
      payable to DSC                                       825,193
   Other expenses payable to DMC and affiliates*           336,307

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.


As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2005, the Delaware Large Cap Value Fund was charged $40,616 for internal legal services provided by DMC.

For the six months ended May 31, 2005, DDLP earned $47,730 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS

For the six months ended May 31, 2005, the Fund made purchases of $1,412,098,345 and sales of $1,467,132,202 of investment securities other than short-term investments.

At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the cost of investments was $1,421,604,669. At May 31, 2005, net unrealized appreciation was $25,558,810 of which $71,420,133 related to unrealized appreciation of investments and $45,861,323 related to unrealized depreciation of investments.


4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2005 and the year ended November 30, 2004 was as follows:

                                      Six Months            Year
                                        Ended              Ended
                                       5/31/05*           11/31/04
                                     -----------        -----------
Ordinary income                      $10,236,330        $14,541,479
Long-term capital gain                 1,301,422                 --
                                     -----------        -----------
Total                                $11,537,752        $14,541,479
                                     ===========        ===========

*Tax information for the six months ended May 31, 2005 is estimated and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of May 31, 2005, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                      $1,369,322,277
   Undistributed net investment income                     5,806,196
   Undistributed long-term capital gain                  180,279,780
  *Capital Loss carryforwards                          (134,745,369)
   Unrealized appreciation of investments                 25,558,810
                                                      --------------
   Net assets                                         $1,466,221,694
                                                      ==============

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards expire as follows: $20,170,293 expires in 2007, $20,496,938 expires in 2008, $40,482,074 expires in 2009 and $38,177,581 expires in 2010 and $15,418,483 expires in 2011.

For the six months ended May 31, 2005, the Fund had capital gains of $180,279,780 which may reduce the capital loss carryforwards.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended May 31, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

      Undistributed net investment income                       $(6,790)
      Accumulated net realized gain (loss)                        6,790

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                      Six Months        Year
                                                        Ended           Ended
                                                       5/31/05         11/30/04
Shares sold:
  Class A                                            1,405,003        4,964,886
  Class B                                              238,957          678,008
  Class C                                              168,128          877,784
  Class R                                                6,363           35,956
  Institutional Class                                  291,168        1,681,375

Shares issued from merger(1):
  Class A                                                   --       20,875,666
  Class B                                                   --        7,663,320
  Class C                                                   --        1,286,419
  Institutional Class                                       --        2,113,326

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                              485,861          660,691
  Class B                                               37,467           24,710
  Class C                                                9,229            4,891
  Class R                                                  419              471
  Institutional Class                                   22,345           58,725
                                                     ---------       ----------
                                                     2,664,940       40,926,228
                                                     ---------       ----------
(1)See Note #6

NOTES                                             DELAWARE LARGE CAP VALUE FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES (CONTINUED)
Shares repurchased:
  Class A                                              (5,439,383)  (12,086,933)
  Class B                                              (1,735,342)   (2,666,885)
  Class C                                                (408,028)     (665,430)
  Class R                                                  (3,430)       (8,211)
  Institutional Class                                  (2,367,584)   (2,098,242)
                                                       ----------   -----------
                                                       (9,953,767)  (17,525,701)
                                                       ----------   -----------
Net increase (decrease)                                (7,288,827)   23,400,527
                                                       ==========   ===========

(1)See Note #6

For the six months ended May 31, 2005 and the year ended November 30, 2004, 556,969 Class B shares were converted to 553,197 Class A shares valued at $10,211,863 and 647,252 Class B shares were converted to 643,183 Class A shares valued at $11,138,820, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the prior page and above and the Statements of Changes in Net Assets.

6. FUND MERGER
Effective March 29, 2004, the Fund acquired all of the assets and assumed all of the liabilities of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund respectively, each an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund received shares of the respective classes of the Fund equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Fund.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized losses of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund as of the close of business on March 26, 2004 were as follows:

                                                                              Accumulated
                                                             Net Unrealized   Net Realized
                                               Net Assets     Appreciation       Losses
                                              ------------   --------------   ------------
Delaware Core Equity Fund                     $ 24,162,687    $ 3,890,995     $ (2,438,179)
Delaware Devon Fund                             85,017,709      6,162,170      (64,550,847)
Delaware Growth and
  Income Fund                                  433,169,557     46,754,264      (88,845,597)
                                              ------------    -----------     ------------
                                              $542,349,953    $56,807,429     $155,834,623
                                              ============    ===========     ============

The net assets of the Fund prior to the Reorganization were $1,110,631,768.

7. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2005, or at any time during the six month period ended May 31, 2005.

8. SECURITIES LENDING

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending

Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2005, the market value of securities on loan was $96,233,151, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CREDIT AND MARKET RISKS
The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

10. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                            DELAWARE LARGE CAP VALUE FUND
  FUND INFORMATION

The shareholders of Delaware Group Equity Funds II (the "Trust") approved the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust (shareholders of all series of the Trust voting together).

                                                                 Shares Voted
                                           Shares Voted For   Withhold Authority
                                           ----------------   ------------------
Thomas L. Bennett                              61,726,087          1,540,982
Jude T. Driscoll                               61,721,137          1,545,931
John A. Fry                                    61,728,327          1,538,741
Anthony D. Knerr                               61,732,464          1,534,604
Lucinda S. Landreth                            61,720,855          1,546,213
Ann R. Leven                                   61,703,127          1,563,941
Thomas F. Madison                              61,701,159          1,565,910
Janet L. Yeomans                               61,727,110          1,539,958
J. Richard Zecher                              61,714,500          1,552,569

2. To approve the use of a "manager of managers" structure whereby the investment manager of the Fund will be able to hire and replace subadvisers without shareholder approval.

                                                For            Against          Abstain    Broker Non-Votes
                                                ---            -------          -------    ----------------
Delaware Large Cap Value Fund                38,497,897       2,898,798        2,200,524       6,048,814

BOARD CONSIDERATION OF LARGE CAP VALUE FUND INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Large Cap Value Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment adviser. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments(R)") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the adviser's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment adviser, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment adviser and the approval of the advisory fee.

OTHER                                            DELAWARE LARGE CAP VALUE FUND
  FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF LARGE CAP VALUE FUND INVESTMENT ADVISORY AGREEMENT (CONTINUED)
NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments(R) to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment adviser during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

Lipper currently classifies the Fund as a large cap core fund, although management believes that the Fund's objective is more closely aligned with those funds in the large cap value category. Accordingly, the Lipper report prepared for this Fund compares the Fund's performance to two separate Performance Universes consisting of the Fund and all retail and institutional large cap value funds and all retail and institutional large cap core funds, respectively, as selected by Lipper. When compared to other large cap value funds, the Lipper report comparison showed that the Fund's total return for the one and three year periods was in the third quartile of such Performance Universe. The report further showed that the Fund's total return for the five and 10 year periods was in the second quartile. When compared to other large cap core funds, the Lipper report comparison showed that the Fund's total return for the one, three and five year periods was in the first quartile. The report further showed that the Fund's total return for the 10 year period was in the third quartile. The Board noted that the Fund's performance results were mixed. In evaluating the Fund's performance, the Board considered the new investment team assigned to the Fund in early 2005. At that time management proposed, and the Board approved, modifications to the Fund's objective, policies and strategies in order to take advantage of the new team's investment approach. The Board was pleased with management's efforts to enhance Fund performance and expressed confidence in the new team and its philosophy and processes.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

OTHER                                             DELAWARE LARGE CAP VALUE FUND
   FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF LARGE CAP VALUE FUND INVESTMENT ADVISORY AGREEMENT (CONTINUED)
When compared to other large cap value funds, such expense comparisons for the Fund showed that its management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. When compared to other large cap core funds, the expense comparisons for the Fund showed that both its management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund's total expenses were not in line with the Board's stated objective. In evaluating total expenses, the Board considered recent initiatives implemented by management, such as changes to the record-keeping platform for retirement accounts, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments(R) in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the highest breakpoint level. In discussing the prospect of adding additional breakpoints, management expressed its view that the existing fee schedule reflected anticipated economies of scale. While intending to monitor future growth and continue discussions with management on this topic, the Board believed that to the extent economies of scale may be realized by the manager and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

DELAWARE
INVESTMENTS(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                          AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL                           MICHAEL P. BISHOF                        INVESTMENT MANAGER
Chairman                                   Senior Vice President and                Delaware Management Company,
Delaware Investments Family of Funds       Chief Financial Officer                  a Series of Delaware Management Business Trust
Philadelphia, PA                           Delaware Investments Family of Funds     Philadelphia, PA
                                           Philadelphia, PA
THOMAS L. BENNETT                                                                   NATIONAL DISTRIBUTOR
Private Investor                           RICHELLE S. MAESTRO                      Delaware Distributors, L.P.
Rosemont, PA                               Executive Vice President,                Philadelphia, PA
                                           Chief Legal Officer and Secretary
JOHN A. FRY                                Delaware Investments Family of Funds     SHAREHOLDER SERVICING, DIVIDEND
President                                  Philadelphia, PA                         DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                         Delaware Service Company, Inc.
Lancaster, PA                              JOHN J. O'CONNOR                         2005 Market Street
                                           Senior Vice President and Treasurer      Philadelphia, PA 19103-7094
ANTHONY D. KNERR                           Delaware Investments Family of Funds
Managing Director                          Philadelphia, PA                         FOR SHAREHOLDERS
Anthony Knerr & Associates                                                          800 523-1918
New York, NY
                                                                                    FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                                                                 INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer                                                     800 362-7500
Assurant, Inc.
Philadelphia, PA                                                                    WEB SITE
                                                                                    www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9479)                                                       Printed in the USA
SA-001 [5/05] IVES 7/05                                     MF05-06-087 PO10241

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Funancial Group


VALUE-EQUITY

SEMIANNUAL REPORT MAY 31, 2005
--------------------------------------------------------------------------------
                  DELAWARE VALUE FUND











[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      3

   Statement of Operations                                      4

   Statements of Changes in Net Assets                          5

   Financial Highlights                                         6

   Notes to Financial Statements                               10
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         12
-----------------------------------------------------------------



   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2005 Delaware Distributors, L.P.

DISCLOSURE                       For the Period December 1, 2004 to May 31, 2005
  OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE VALUE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                          Expenses
                                                           Beginning        Ending                       Paid During
                                                            Account         Account        Annualized       Period
                                                             Value           Value          Expense       12/1/04 to
                                                            12/1/04         5/31/05          Ratio         5/31/05*
--------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00       $1,053.60         1.02%          $5.22
Class B                                                     1,000.00        1,049.90         1.77%           9.05
Class C                                                     1,000.00        1,049.90         1.77%           9.05
Institutional Class                                         1,000.00        1,055.20         0.77%           3.95
--------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00       $1,019.85         1.02%          $5.14
Class B                                                     1,000.00        1,016.11         1.77%           8.90
Class C                                                     1,000.00        1,016.11         1.77%           8.90
Institutional Class                                         1,000.00        1,021.09         0.77%           3.88
--------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                             As of May 31, 2005
  DELAWARE VALUE FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   98.47%
------------------------------------------------------------------------
Consumer Discretionary                                          5.96%
Consumer Staples                                               11.63%
Energy                                                          9.07%
Financials                                                     24.12%
Health Care                                                    17.74%
Industrials                                                     6.19%
Information Technology                                          8.91%
Materials                                                       2.98%
Telecommunications                                              5.92%
Utilities                                                       5.95%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.72%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              101.19%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (1.19)%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                               DELAWARE VALUE FUND
  OF NET ASSETS                                         May 31, 2005 (Unaudited)

                                                         Number of    Market
                                                          Shares       Value
COMMON STOCK - 98.47%
Consumer Discretionary - 5.96%

   Limited Brands                                         229,600   $ 4,722,872
   Mattel                                                 257,500     4,681,350
                                                                    -----------
                                                                      9,404,222
                                                                    -----------
Consumer Staples - 11.63%

   Archer-Daniels-Midland                                 231,900     4,603,215
   ConAgra Foods                                          175,500     4,589,325
   Kimberly-Clark                                          72,200     4,644,626
   Safeway                                                205,600     4,525,256
                                                                    -----------
                                                                     18,362,422
                                                                    -----------
Energy - 9.07%

   Chevron                                                 87,500     4,705,750
   ConocoPhillips                                          45,600     4,917,504
   Exxon Mobil                                             83,600     4,698,320
                                                                    -----------
                                                                     14,321,574
                                                                    -----------
Financials - 24.12%

   Allstate                                                81,200     4,725,840
   Aon                                                    208,900     5,207,877
   Chubb                                                   56,700     4,775,841
   Hartford Financial Services                             64,800     4,846,392
   Huntington Bancshares                                  197,900     4,615,028
   Morgan Stanley                                          94,900     4,646,304
   Wachovia                                                90,500     4,592,875
   Washington Mutual                                      113,000     4,666,900
                                                                    -----------
                                                                     38,077,057
                                                                    -----------
Health Care - 17.74%

   Abbott Laboratories                                     97,300     4,693,752
   Baxter International                                   127,400     4,701,060
   Bristol-Myers Squibb                                   183,400     4,651,024
   Merck                                                  144,300     4,681,092
   Pfizer                                                 164,800     4,597,920
   Wyeth                                                  107,900     4,679,623
                                                                    -----------
                                                                     28,004,471
                                                                    -----------
Industrials - 6.19%

   Boeing                                                  76,100     4,862,790
   Union Pacific                                           73,300     4,908,168
                                                                    -----------
                                                                      9,770,958
                                                                    -----------
   Information Technology - 8.91%

   Hewlett-Packard                                        216,700     4,877,917
   International Business Machines                         61,300     4,631,215
  +Xerox                                                  335,600     4,554,092
                                                                    -----------
                                                                     14,063,224
                                                                    -----------
Materials - 2.98%

   Weyerhaeuser                                            73,400     4,708,610
                                                                    -----------
                                                                      4,708,610
                                                                    -----------
Telecommunications - 5.92%

   SBC Communications                                     199,400     4,661,972
   Verizon Communications                                 132,600     4,691,388
                                                                    -----------
                                                                      9,353,360
                                                                    -----------
Utilities - 5.95%

   Energy East                                            166,600     4,664,800
   FPL Group                                              116,500     4,735,725
                                                                    -----------
                                                                      9,400,525
                                                                    -----------
TOTAL COMMON STOCK
   (cost $146,439,611)                                              155,466,423
                                                                    -----------

REPURCHASE AGREEMENTS- 2.72%


With BNP Paribas 2.95% 6/1/05 (dated
   5/31/05, to be repurchased at
   $2,500,205, collateralized by
   $366,000 U.S. Treasury Bills due
   9/29/05, market value $362,083,
   $310,000 U.S. Treasury Bills due
   10/20/05, market value $306,177,
   $556,000 U.S. Treasury Bills due
   11/17/05, market value $548,609,
   $356,000 U.S. Treasury Notes 2.38%
   due 8/15/06, market value $353,759,
   $549,000 U.S. Treasury Notes 6.50%
   due 8/15/05, market value $563,322
   and $392,000 U.S. Treasury Notes
   7.00% due 7/15/06, market value
   $417,057)                                           $2,500,000  $  2,500,000
With UBS Warburg 2.95% 6/1/05 (dated
   5/31/05, to be repurchased at
   $1,797,147, collateralized by
   $1,851,000 U.S. Treasury Notes 2.50%
   due 5/31/06, market value $1,834,841)                1,797,000     1,797,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $4,297,000)                                                  4,297,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 101.19%
   (cost $150,736,611)                                              159,763,423
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (1.19%)                                            (1,884,833)
                                                                   ------------
NET ASSETS APPLICABLE TO 14,502,850 SHARES
   OUTSTANDING - 100.00%                                           $157,878,590
                                                                   ------------

Net Asset Value - Delaware Value Fund
   Class A ($17,553,389 / 1,612,682 Shares)                              $10.88
                                                                         ------
Net Asset Value - Delaware Value Fund
   Class B ($4,776,445 / 440,531 Shares)                                 $10.84
                                                                         ------
Net Asset Value - Delaware Value Fund
   Class C ($9,866,770 / 909,484 Shares)                                 $10.85
                                                                         ------
Net Asset Value - Delaware Value Fund
   Institutional Class ($125,681,986 / 11,540,153 Shares)                $10.89
                                                                         ------

COMPONENTS OF NET ASSETS AT MAY 31, 2005:
Shares of beneficial interest
   (unlimited authorization - no par)                              $146,762,262
Undistributed net investment income                                   1,049,806
Accumulated net realized gain on investments                          1,039,710
Net unrealized appreciation of investments                            9,026,812
                                                                   ------------
Total net assets                                                   $157,878,590
                                                                   ============

+Non-income producing security for the period ended May 31, 2005.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE VALUE FUND
Net asset value Class A (A)                                              $10.88
   Sales charge (5.75% of offering) (B)                                    0.66
                                                                         ------
   Offering price                                                        $11.54
                                                                         ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                              DELAWARE VALUE FUND
   OF OPERATIONS                       Six Months Ended May 31, 2005 (Unaudited)

INVESTMENT INCOME:
  Dividends                                            $1,916,511
  Interest                                                 71,669    $1,988,180
                                                       ----------    ----------

EXPENSES:
  Management fees                                         442,259
  Distribution expenses -- Class A                         16,856
  Distribution expenses -- Class B                         15,025
  Distribution expenses -- Class C                         25,950
  Registration fees                                        27,257
  Accounting and administration expenses                   21,374
  Dividend disbursing and transfer agent fees and expenses 15,749
  Legal and professional fees                              14,914
  Insurance fees                                            7,097
  Reports and statements to shareholders                    5,310
  Trustees' fees                                            3,858
  Custodian fees                                            1,863
  Taxes (other than taxes on income)                          321
  Pricing fees                                                104
  Other                                                     3,808       601,745
                                                       ----------
  Less expenses absorbed or waived                                      (23,486)
  Less waiver of distribution expenses -- Class A                        (2,809)
  Less expenses paid indirectly                                            (119)
                                                                     ----------
  Total expenses                                                        575,331
                                                                     ----------
NET INVESTMENT INCOME                                                 1,412,849
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                    1,520,996
  Net change in unrealized appreciation/depreciation of investments   3,349,581
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       4,870,577
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $6,283,426
                                                                     ==========

See accompanying notes

STATEMENTS                                                   DELAWARE VALUE FUND
   OF CHANGES IN NET ASSETS


                                                                     Six Months          Year
                                                                       Ended            Ended
                                                                      5/31/05          11/30/04
                                                                    (Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                           $  1,412,849      $   917,026
  Net realized gain on investments                                   1,520,996        5,922,995
  Net change in unrealized appreciation/depreciation of investments  3,349,581        1,099,847
                                                                  ------------      -----------
  Net increase in net assets resulting from operations               6,283,426        7,939,868
                                                                  ------------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                            (60,408)          (7,656)
    Class B                                                             (1,173)          (1,151)
    Class C                                                             (1,852)            (360)
    Institutional Class                                             (1,154,816)        (520,206)

  Net realized gain on investments:
    Class A                                                           (246,384)              --
    Class B                                                            (60,851)              --
    Class C                                                            (96,014)              --
    Institutional Class                                             (3,613,777)              --
                                                                  ------------      -----------
                                                                    (5,235,275)        (529,373)
                                                                  ------------      -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                         11,186,470        7,159,439
    Class B                                                          3,302,185        1,228,442
    Class C                                                          7,432,648        2,262,305
    Institutional Class                                             55,507,543       23,979,557

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                            277,187            7,395
    Class B                                                             58,141            1,013
    Class C                                                             81,678              360
    Institutional Class                                              4,766,157          520,206
                                                                  ------------      -----------
                                                                    82,612,009       35,158,717
                                                                  ------------      -----------
  Cost of shares repurchased:
    Class A                                                           (928,642)      (1,355,689)
    Class B                                                           (140,500)        (191,695)
    Class C                                                           (203,060)         (13,165)
    Institutional Class                                             (4,299,051)      (3,499,381)
                                                                  ------------      -----------
                                                                    (5,571,253)      (5,059,930)
                                                                  ------------      -----------
Increase in net assets derived from capital share transactions      77,040,756       30,098,787
                                                                  ------------      -----------
NET INCREASE IN NET ASSETS                                          78,088,907       37,509,282

NET ASSETS:
  Beginning of period                                               79,789,683       42,280,401
                                                                  ------------      -----------
  End of period (including undistributed net investment income
    of $1,049,806 and $855,206, respectively)                     $157,878,590      $79,789,683
                                                                  ============      ===========

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Delaware Value Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.760      $9.480       $8.300      $9.490      $10.150     $10.690

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.103       0.134        0.110       0.113        0.116       0.125
Net realized and unrealized gain (loss) on investments          0.469       1.240        1.151      (1.231)      (0.309)      0.092
                                                              -------     -------       ------      ------      -------     -------
Total from investment operations                                0.572       1.374        1.261      (1.118)      (0.193)      0.217
                                                              -------     -------       ------      ------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.089)     (0.094)      (0.081)     (0.072)      (0.103)     (0.070)
Net realized gain on investments                               (0.363)         --           --          --       (0.364)     (0.687)
                                                              -------     -------       ------      ------      -------     -------
Total dividends and distributions                              (0.452)     (0.094)      (0.081)     (0.072)      (0.467)     (0.757)
                                                              -------     -------       ------      ------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.880     $10.760       $9.480      $8.300       $9.490     $10.150
                                                              =======     =======       ======      ======      =======     =======

TOTAL RETURN(3)                                                 5.36%      14.59%       15.37%     (11.88%)      (2.11%)      1.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $17,553      $6,846         $717         $42          $22         $23
Ratio of expenses to average net assets                         1.02%       1.00%        1.00%       1.03%        0.75%       0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.10%       1.17%        1.26%       1.60%        1.08%       1.10%
Ratio of net investment income to average net assets            1.90%       1.32%        1.29%       1.27%        1.18%       1.23%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            1.82%       1.15%        1.03%       0.70%        0.85%       0.88%
Portfolio turnover                                                21%        128%         101%         61%         101%        130%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Value Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months                             5/1/02(2)
                                                             Ended              Year Ended           to
                                                           5/31/05(1)    11/30/04     11/30/03    11/30/02
                                                          (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.680      $9.420       $8.310      $9.700

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.063       0.058        0.044       0.030
Net realized and unrealized gain (loss) on investments          0.467       1.229        1.147      (1.420)
                                                              -------     -------       ------      ------
Total from investment operations                                0.530       1.287        1.191      (1.390)
                                                              -------     -------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.007)     (0.027)      (0.081)         --
Net realized gain on investments                               (0.363)         --           --          --
                                                              -------     -------       ------      ------
Total dividends and distributions                              (0.370)     (0.027)      (0.081)         --
                                                              -------     -------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $10.840     $10.680       $9.420      $8.310
                                                              =======     =======       ======      ======

TOTAL RETURN(4)                                                 4.99%      13.69%       14.50%     (14.33%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $4,777      $1,518         $383         $13
Ratio of expenses to average net assets                         1.77%       1.75%        1.75%       1.93%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.80%       1.87%        1.96%       2.62%
Ratio of net investment income to average net assets            1.15%       0.57%        0.54%       0.59%
Ratio of net investment income (loss) to average net assets prior
  to expense limitation and expenses paid indirectly            1.12%       0.45%        0.33%      (0.10%)
Portfolio turnover                                                21%        128%         101%         61%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Value Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                            5/1/02(2)
                                                              Ended            Year Ended            to
                                                            5/31/05(1)   11/30/04     11/30/03    11/30/02
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.690      $9.420       $8.280      $9.700

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.064       0.062        0.044       0.032
Net realized and unrealized gain (loss) on investments          0.466       1.235        1.155      (1.452)
                                                              -------     -------      -------     -------
Total from investment operations                                0.530       1.297        1.199      (1.420)
                                                              -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.007)     (0.027)      (0.059)         --
Net realized gain on investments                               (0.363)         --           --          --
                                                              -------     -------      -------     -------
Total dividends and distributions                              (0.370)     (0.027)      (0.059)         --
                                                              -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.850     $10.690       $9.420      $8.280
                                                              =======     =======      =======     =======

TOTAL RETURN(4)                                                 4.99%      13.80%       14.60%     (14.64%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $9,867      $2,477         $133         $27
Ratio of expenses to average net assets                         1.77%       1.75%        1.75%       1.93%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.80%       1.87%        1.96%       2.62%
Ratio of net investment income to average net assets            1.15%       0.57%        0.54%       0.59%
Ratio of net investment income (loss) to average net assets prior
  to expense limitation and expenses paid indirectly            1.12%       0.45%        0.33%      (0.10%)
Portfolio turnover                                                21%        128%         101%         61%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Value Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                                               Year Ended
                                                            5/31/05(1)   11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.780      $9.500       $8.310      $9.490      $10.150     $10.690

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.116       0.160        0.132       0.126        0.116       0.125
Net realized and unrealized gain (loss) on investments          0.473       1.237        1.155      (1.234)      (0.309)      0.092
                                                              -------      ------       ------      ------      -------     -------
Total from investment operations                                0.589       1.397        1.287      (1.108)      (0.193)      0.217
                                                              -------      ------       ------      ------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.116)     (0.117)      (0.097)     (0.072)      (0.103)     (0.070)
Net realized gain on investments                               (0.363)         --           --          --       (0.364)     (0.687)
                                                              -------      ------       ------      ------      -------     -------
Total dividends and distributions                              (0.479)     (0.117)      (0.097)     (0.072)      (0.467)     (0.757)
                                                              -------      ------       ------      ------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.890     $10.780       $9.500      $8.310       $9.490     $10.150
                                                              =======     =======       ======      ======       ======     =======

TOTAL RETURN(3)                                                 5.52%      14.83%       15.70%     (11.77%)      (2.11%)      2.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $125,682     $68,949      $41,047     $23,276      $13,980     $15,327
Ratio of expenses to average net assets                         0.77%       0.75%        0.75%       0.87%        0.75%       0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.80%       0.87%        0.96%       1.30%        0.78%       0.80%
Ratio of net investment income to average net assets            2.15%       1.57%        1.54%       1.43%        1.18%       1.23%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            2.12%       1.45%        1.33%       1.00%        1.15%       1.18%
Portfolio turnover                                                21%        128%         101%         61%         101%        130%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                   Delaware Value Fund
   TO FINANCIAL STATEMENTS                              May 31, 2005 (Unaudited)


Delaware Group Equity Funds II (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2005, Class R shares have not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain from investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended May 31, 2005 were approximately $119. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance cost and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through March 31, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through March 31, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At May 31, 2005, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                             $83,908
  Dividend disbursing, transfer agent,
    accounting, and administration fees and other
    expenses payable to DSC                                             23,819
  Other expenses payable to DMC and affiliates*                         46,180

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                                       DELAWARE VALUE FUND
   TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2005, the Fund was charged $4,277 for internal legal services provided by DMC.

For the six months ended May 31, 2005, DDLP earned $15,849 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended May 31, 2005, the Fund made purchases of $86,687,791 and sales of $13,353,736 of investment securities other than short-term investments.

At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the cost of investments was $151,212,409. At May 31, 2005, the net unrealized appreciation was $8,551,014 of which $11,799,332 related to unrealized appreciation of investments and $3,248,318 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended May 31, 2005 and the year ended November 30, 2004 were as follows:

                                                       Six Months      Year
                                                         Ended        Ended
                                                        5/31/05*     11/30/04
                                                       ----------    --------
  Ordinary income                                      $1,218,249    $529,373
  Long-term capital gain                                4,017,026          --
                                                       ----------    --------
  Total                                                $5,235,275    $529,373
                                                       ==========    ========

*Tax information for the period ended May 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2005, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                        $146,762,262
  Undistributed ordinary income                           2,565,314
  Unrealized appreciation of investments                  8,551,014
                                                       ------------
  Net assets                                           $157,878,590
                                                       ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                         Six Months      Year
                                                           Ended        Ended
                                                          5/31/05      11/30/04
Shares sold:
  Class A                                                 1,036,891     692,628
  Class B                                                   305,975     120,113
  Class C                                                   688,903     218,997
  Institutional Class                                     5,100,169   2,367,959

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                                    25,761         755
  Class B                                                     5,409         103
  Class C                                                     7,598          37
  Institutional Class                                       443,363      53,137
                                                          ---------   ---------
                                                          7,614,069   3,453,729
                                                          ---------   ---------
Shares repurchased:
  Class A                                                   (86,094)   (132,921)
  Class B                                                   (12,953)    (18,794)
  Class C                                                   (18,794)     (1,343)
  Institutional Class                                      (398,151)   (347,644)
                                                          ---------   ---------
                                                           (515,992)   (500,702)
                                                          ---------   ---------
Net increase                                              7,098,077   2,953,027
                                                          =========   =========

For the six months ended May 31, 2005 and the year ended
November 30, 2004, 2,986 Class B shares were converted to 2,976
Class A shares valued at $32,429 and 4,820 Class B shares were converted to 4,798 Class A shares valued at $48,374, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in the Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amount outstanding at May 31, 2005, or at any time during the six month period ended May 31, 2005.

7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                                        DELAWARE VALUE FUND
   FUND INFORMATION


The shareholders of Delaware Group Equity Funds II (the "Trust") approved the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the trust (shareholders of all series of the Trust voting together).
                                                                 Shares Voted
                                        Shares Voted For      Withhold Authority
                                        ----------------      ------------------
Thomas L. Bennett                          61,726,086             1,540,982
Jude T. Driscoll                           61,721,137             1,545,931
John A. Fry                                61,728,327             1,538,741
Anthony D. Knerr                           61,732,464             1,534,604
Lucinda S. Landreth                        61,720,855             1,546,213
Ann R. Leven                               61,703,127             1,563,941
Thomas F. Madison                          61,701,158             1,565,910
Janet L. Yeomans                           61,727,110             1,539,958
J. Richard Zecher                          61,714,500             1,552,568

2. To approve the use of a "manager of managers" structure whereby the investment manager of the Fund will be able to hire and replace subadvisers without shareholder approval.

                             For         Against      Abstain   Broker Non-Votes
                             ---         -------      -------   ----------------
Delaware Value Fund       10,265,181      14,097       3,825        291,389

BOARD CONSIDERATION OF DELAWARE NAME OF FUND INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Value Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment adviser. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments(R)") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the adviser's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment adviser, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment adviser and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment adviser during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human

OTHER                                                        DELAWARE VALUE FUND
   FUND INFORMATION (CONTINUED)


resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments(R) Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all retail and institutional large cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three and five year periods was in the second quartile of such Performance Universe. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

These expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                       AFFILIATED OFFICERS                     CONTACT INFORMATION

JUDE T. DRISCOLL                        MICHAEL P. BISHOF                       INVESTMENT MANAGER
Chairman                                Senior Vice President and               Delaware Management Company,
Delaware Investments Family of Funds    Chief Financial Officer                 a Series of Delaware Management Business Trust
Philadelphia, PA                        Delaware Investments Family of Funds    Philadelphia, PA
                                        Philadelphia, PA
THOMAS L. BENNETT                                                               NATIONAL DISTRIBUTOR
Private Investor                        RICHELLE S. MAESTRO                     Delaware Distributors, L.P.
Rosemont, PA                            Executive Vice President,               Philadelphia, PA
                                        Chief Legal Officer and Secretary
JOHN A. FRY                             Delaware Investments Family of Funds    SHAREHOLDER SERVICING, DIVIDEND
President                               Philadelphia, PA                        DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                     Delaware Service Company, Inc.
Lancaster, PA                           JOHN J. O'CONNOR                        2005 Market Street
                                        Senior Vice President and Treasurer     Philadelphia, PA 19103-7094
ANTHONY D. KNERR                        Delaware Investments Family of Funds
Managing Director                       Philadelphia, PA                        FOR SHAREHOLDERS
Anthony Knerr & Associates                                                      800 523-1918
New York, NY
                                                                                FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                                                             INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer                                                 800 362-7500
Assurant, Inc.
Philadelphia, PA                                                                WEB SITE
                                                                                www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9487)                                                        Printed in the USA
SA-456 [5/05] IVES 7/05                                     MF05-06-088  PO10254

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS II

/s/       Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/      Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 22, 2005



/s/      Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    July 22, 2005